January 31, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	MassMutual Ascend Life Insurance Company

Registration Statement on Form S-1

Commissioners:

MassMutual Ascend Life Insurance Company (the “Company”) is filing under the Securities Act of 1933, as amended (the “Securities Act”), a registration statement (the “Registration Statement”) for the Index Frontier 5 Plus Annuity, a modified single premium deferred annuity contract (the “Contract”).

The Company respectfully requests selective review of the Registration Statement in accordance with Securities Act Release No. 6510 (Feb. 15, 1984). Except for the changes discussed below, the disclosure in the Registration Statement is not substantially different from the disclosure included in Pre-Effective Amendment No. 2 to the prior registration statement for the Contracts, as filed on April 25, 2023 (File No. 333-269395; Accession No. 0001193125-23-115562) (“Pre-Effective Amendment No. 2”), which was reviewed by the Commission staff and declared effective by the Commission on May 1, 2023.

The changes made in the Registration Statement reflect:

•	The addition of six new strategies to each of the Contracts; and

•	Two of these six new strategies use a positive return factor that is new to the Contracts: the Performance Trigger Rate

•	One of these six new strategies uses a different positive return factor that is new to the Contracts: the Dual Performance Trigger Rate

•	Other nonmaterial revisions.

The Company will separately provide a marked copy of the Registration Statement to facilitate the Commission Staff’s review. Other than the new and revised disclosures in the Registration Statement reflecting the changes listed above, the Company believes that there are no other disclosures in the Registration Statement that warrant particular attention by the Commission staff.

Please note that the “Calculation of Filing Fee Tables” exhibit indicates that no sales of the Contract have occurred since Pre-Effective Amendment No. 2 was declared effective on May 1, 2023. The Company notes that the Contract was designed to be sold by an unaffiliated distribution partner that chose not to begin selling the Contract until a certain number of state Departments of Insurance had approved the use of Contract forms.

Please direct any questions or comments regarding the Registration Statement to the undersigned at 513.361.9401 or at jdomaschko@mmascend.com.

Sincerely,

/s/ John V. Domaschko
John V. Domaschko
AVP – Head of Securities Law
MassMutual Ascend Life Insurance Company

cc:	John V. Domaschko, MassMutual Ascend Life Insurance Company

John P. Gruber, MassMutual Ascend Life Insurance Company

Dodie Kent, Eversheds Sutherland (US) LLP

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